SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES (Details)	Sep. 22, 2025 USD ($)	Mar. 31, 2026 USD ($)	Nov. 11, 2025 USD ($)	Nov. 11, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 25, 2025 USD ($)	Sep. 25, 2025 CNY (¥)
Business Combination [Line Items]
Fair value of consideration transferred	$ 721,215
Identifiable assets acquired:
Cash			$ 422,654	¥ 3,000,000		$ 736,461	¥ 5,236,680
Liabilities assumed:
Goodwill		$ 1,223,018
Celnet Technology Co., Ltd. (“Celnet BJ”) [Member]
Business Combination [Line Items]
Fair value of consideration transferred interest	51.00%
Fair value of consideration transferred	$ 721,215
Fair value of non-controlling interests (49% interest)	$ 692,932
Fair value of non-controlling interests interest	49.00%
Total fair value	$ 1,414,147
Identifiable assets acquired:
Cash	58,651
Accounts receivable, net	663,635
Contract assets	325,726
Prepaid expenses and other current assets	51,700
Property and equipment, net	5,299
Operating lease right-of-use assets	106,239
Intangible assets, net	471,600
Deferred tax assets, net	149,463
Total assets acquired	1,832,313
Liabilities assumed:
Short-term loans	309,946
Long-term loans - current	65,957
Accounts payable	30,889
Contract liabilities	109,000
Accrued expenses and other current liabilities	125,558
Payroll payable	471,370
Amounts due to related parties	426,713
Operating lease liabilities - current	51,844
Operating lease liabilities - non-current	49,907
Total liabilities assumed	1,641,184
Fair value of net identifiable net assets acquired	191,129
Goodwill	$ 1,223,018